Prepayment and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Current Assets [Abstract]
Procurement advance	¥ 165,270
Others	109
Less: provisions for prepayment and other current assets
Total prepayment and other current assets, net	¥ 165,379	$ 23,649